Shareholder Report, Average Annual Return (Details) WE0000000002539A_Dimensional US Vector Equity ETF_Single_TSR Annual {Single}	12 Months Ended	14 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional US Vector Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional US Vector Equity ETF – NAV
Average Annual Return, Percent	13.74%	16.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	20.81%	22.54%